Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2016	2017	2018
	(in thousands)
Components	$4,686	$2,964	$4,242
Finished goods (at lower of cost or net realizable value)	6,975	5,035	4,502
Total inventories at cost	$11,661	$7,999	$8,744
Depreciation of components (at cost)	$277	$30	$—
Depreciation of finished goods	2,691	593	501
Total depreciation	$2,968	$623	$501
Components, net	$4,409	$2,934	$4,242
Finished goods, net	4,284	4,442	4,001
Total net inventories	$8,693	$7,376	$8,243